Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	TrimTabs ETF Trust
Central Index Key	0001604813
Amendment Flag	false
Document Creation Date	Nov. 20, 2018
Document Effective Date	Nov. 30, 2018
Prospectus Date	Nov. 30, 2018
TrimTabs All Cap International Free-Cash-Flow ETF | TrimTabs All Cap International Free-Cash-Flow ETF
Prospectus:
Trading Symbol	TTAI
TrimTabs All Cap U.S. Free-Cash-Flow ETF | TrimTabs All Cap U.S. Free-Cash-Flow ETF
Prospectus:
Trading Symbol	TTAC